Derivative Instruments - Hedged items - amount of gain/(loss) recognized in income attributable to risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of hedging relationship - gain/(loss)	$ 0	$ (256)	$ 497
Derivatives designated as hedging instruments | Fair value hedges | Net realized and unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	0	(15,663)	(22,568)
Ineffective portion of hedging relationship - gain/(loss)	0	(256)	497
Derivatives designated as hedging instruments | Fair value hedges | Net realized and unrealized gains (losses) on derivative instruments | Deposit liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	0	0	0
Derivatives designated as hedging instruments | Fair value hedges | Net realized and unrealized gains (losses) on derivative instruments | Fixed Maturity Investments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	0	15,407	23,065
Derivatives designated as hedging instruments | Fair value hedges | Net realized and unrealized gains (losses) on derivative instruments | Interest Rate Exposure
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	0	0	0
Derivatives designated as hedging instruments | Fair value hedges | Net realized and unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	$ 0	$ (15,663)	$ (22,568)